T. ROWE PRICE Retirement Blend 2015 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 49.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  6,702 11,628 1,608 1,771,079 17,126
U.S. Limited Duration TIPS Index
Fund  6,120 10,823 1,490 1,692,882 15,659
International Bond Fund (USD
Hedged)  2,300 4,245 577 708,559 6,058
Dynamic Global Bond Fund  1,594 2,777 456 512,057 4,020
U.S. Treasury Long-Term Index
Fund  1,463 2,548 370 510,334 3,802
Emerging Markets Bond Fund  1,521 2,453 346 397,013 3,712
High Yield Fund  1,415 2,296 416 560,773 3,348
Dynamic Credit Fund  583 1,154 158 178,621 1,600
Floating Rate Fund  529 786 166 123,366 1,145
Total Bond Mutual Funds (Cost $55,709) 56,470
EQUITY MUTUAL FUNDS 48.7%
T. Rowe Price Funds:
Equity Index 500 Fund  6,255 10,515 2,299 98,164 15,393
International Equity Index Fund  2,962 4,892 800 431,610 7,325
Hedged Equity Fund  2,334 3,721 623 446,424 5,647
Value Fund  2,249 3,746 618 116,584 5,533
Growth Stock Fund  2,039 3,332 587 45,778 4,863
Real Assets Fund  1,503 2,541 356 254,391 3,737
International Value Equity Fund  939 1,450 215 124,972 2,317
International Stock Fund  804 1,249 193 93,876 1,929
Mid-Cap Index Fund  762 1,187 259 84,917 1,778
Emerging Markets Discovery Stock
Fund  565 982 136 101,999 1,444
Small-Cap Index Fund  629 953 199 90,390 1,374
Emerging Markets Stock Fund  489 879 123 36,941 1,251
Mid-Cap Growth Fund  440 684 100 9,883 981
Small-Cap Value Fund  360 607 95 16,406 864
Mid-Cap Value Fund  359 594 88 26,029 845
New Horizons Fund (3) 248 410 54 10,581 592
Total Equity Mutual Funds (Cost $50,999) 55,873

T. ROWE PRICE Retirement Blend 2015 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds  2.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 961 2,191 892 2,260,031 2,260
Total Short-Term Investments (Cost $2,260) 2,260
Total Investments in Securities 100.0%
(Cost $108,968) $ 114,603
Other Assets Less Liabilities (0.0)% (44)
Net Assets 100.0% $ 114,559
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$167 and $167, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 21 $ 48
Dynamic Global Bond Fund  (56) 105 67
Emerging Markets Bond Fund  (3) 84 104
Emerging Markets Discovery Stock Fund  (2) 33 30
Emerging Markets Stock Fund  (2) 6 12
Equity Index 500 Fund  20 922 75
Floating Rate Fund  — (4) 40
Growth Stock Fund  183 79 5
Hedged Equity Fund  47 215 44
High Yield Fund  (4) 53 103
International Bond Fund (USD Hedged)  (11) 90 90
International Equity Index Fund  (26) 271 110
International Stock Fund  1 69 18
International Value Equity Fund  (5) 143 39
Mid-Cap Growth Fund  50 (43) 3
Mid-Cap Index Fund  22 88 9
Mid-Cap Value Fund  47 (20) 9
New Horizons Fund  17 (12) —
QM U.S. Bond Index Fund  (34) 404 301
Real Assets Fund  (8) 49 45
Small-Cap Index Fund  15 (9) 11
Small-Cap Value Fund  36 (8) 7
U.S. Limited Duration TIPS Index Fund  (47) 206 358
U.S. Treasury Long-Term Index Fund  (21) 161 60
Value Fund  168 156 47
U.S. Treasury Money Fund, 4.44% — — 48
Affiliates not held at period end (1) — —
Totals $ 385# $ 3,059 $ 1,683+

T. ROWE PRICE Retirement Blend 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $556 of the net realized gain
(loss).
+ Investment income comprised $1,683 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2015 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1342-054Q3 02/25